Fair Value Measurements - Change in the fair value of the derivative warrant liabilities (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Loss on change in fair value of SAFE and warrant liabilities
Derivative Financial Instruments, Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at the beginning		$ 1,785,000
Issuance of SAFE liability and warrant	$ 7,515,000
Transfer of Public Warrants to Level 1	(5,100,000)
Change in fair value of derivative liabilities	(630,000)	944,630
Derivative warrant liabilities at the end	$ 1,785,000	$ 840,370